CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Current Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments [Abstract]
Financial derivatives	€ 38,636	€ 9,423
Other financial assets	1,448	1,986
Current financial assets	€ 40,084	€ 11,409